EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

EQ/Global Equity Managed Volatility Portfolio

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Core Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

EQ/International Value Managed Volatility Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

EQ/Large Cap Growth Managed Volatility Portfolio

EQ/Mid Cap Value Managed Volatility Portfolio

EQ/Franklin Small Cap Value Managed Volatility Portfolio

EQ/Morgan Stanley Small Cap Growth Portfolio

EQ/ClearBridge Select Equity Managed Volatility Portfolio

SUPPLEMENT DATED DECEMBER 30, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding upcoming changes to the portfolio managers for certain Portfolios.

Effective December 31, 2021, Chip Perrone of FIAM LLC no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/Fidelity Institutional AM® Large Cap Portfolio. All references to Chip Perrone in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective December 31, 2021, Ruchir Sharma of Morgan Stanley Investment Management, Inc. will no longer serve as a member of the team that is responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio. All references to Ruchir Sharma in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective January 1, 2022, Alan Mason of BlackRock Investment Management, LLC will no longer serve as a member of the team that is responsible for the securities selection, research and trading for each of the Index Allocated Portion of the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, and EQ/ClearBridge Select Equity Managed Volatility Portfolio. All references to Alan Mason in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.